Subsequent Events - Additional Information (Details) - Aircraft	Apr. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 10, 2023	Dec. 21, 2022
Subsequent Event [Line Items]
Number of aircraft leased		18	14	2	2
Aircraft Lease Agreement Thirteen
Subsequent Event [Line Items]
Number of aircraft leased	1
Lease term commenced	Jan. 31, 2025
Number of months fixed monthly rent to be paid	22 months
Aircraft Lease Agreement Thirteen | Previously Reported
Subsequent Event [Line Items]
Number of months fixed monthly rent to be paid	102 months